17. LEASE LIABILITIES	12 Months Ended
Dec. 31, 2020
Notes
17. LEASE LIABILITIES

17.LEASE LIABILITIES

The Company's leases are comprised of leases premises and offices.  The Company's liabilities as of December 31, 2020 were as follows:

Contractual undiscounted cashflows
Less than one year	$223,979
Two years and beyond	191,664
Total undiscounted lease obligations	$415,643

Current portion	$205,982
Non-current portion	186,487
Total Discounted lease obligations	$392,469

The Company has a lease for manufacturing and distribution facility in San Diego, which expires on October 15, 2022.  The lease was accounted for under IFRS 16, using an incremental borrowing rate of 6.00%. The Company recognized a right-of-use asset of $392,188 and a corresponding lease liability of $392,469.

Total lease payments are as follows:

Next 12 months	$223,979
2 years	191,664

Total undiscounted lease obligations	$415,643

The Company has a lease for office space in Concord, which expires on October 1, 2022.  The Company's future monthly rental payments for this office space are approximately $72,450.